Document And Entity Information	Nov. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2026
Entity Registrant Name	CULLINAN THERAPEUTICS, INC.
Entity Central Index Key	0001789972
Entity Emerging Growth Company	false
Entity File Number	001-39856
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3879991
Entity Address, Address Line One	One Main Street
Entity Address, Address Line Two	Suite 1350
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	410-4650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CGEM
Security Exchange Name	NASDAQ